Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 4,659	£ 3,446
Functional currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	4,147	2,979
US dollar
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	373	207
Euro
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	81	129
Other currencies
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 58	£ 131